Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date		rr_ProspectusDate	Jul. 01, 2015
Reserve Shares | JPMorgan Municipal Money Market Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	JPMorgan Municipal Money Market Fund Class/Ticker: Reserve/OGIXX
Objective [Heading]		rr_ObjectiveHeading	The Fund’s Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/16
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]		rr_StrategyHeading	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities.

The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The Fund may invest up to 100% of its assets in municipal obligations that produce income subject to the federal alternative minimum tax.

Up to 20% of the Fund's total assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.

The Fund is a money market fund managed in the following manner:
  The Fund seeks to maintain a net asset value ("NAV") of $1.00 per share.
  The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
  The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
  The Fund invests only in U.S. dollar-denominated securities.
  The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Risk [Heading]		rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and the Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Under the recent amendments to the Securities and Exchange Commission ("SEC") rules that govern the operation of registered money market funds ("MMFs"), MMFs that qualify as "retail" ("Retail MMFs") or "government" ("Government MMFs") will be permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price.

The Fund currently intends to qualify as a Retail MMF by October 14, 2016.

As required under the rule amendments, the Fund must adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. The Board of Trustees intends to adopt such policies and procedures with regard to the Fund prior to October 14, 2016. When such policies and procedures are adopted, the prospectuses and statement of additional information of the Fund will be updated to reflect those changes.

In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions, which will include more specific information about timing.

Neither the Fund nor the adviser will be responsible for any loss in an investor's account or tax liability resulting from an involuntary redemption.

It is currently anticipated that, at a meeting expected to be held in the second half of 2016, the Board of Trustees will consider the recently granted liquidity fee and gate authority described herein with regard to the Fund and that such authority will be made available to the Board on, or prior to, October 14, 2016. Prior to October 14, 2016, the Fund is required to adopt policies and procedures to be able to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to the actions of the Fund's board.

Under the rule amendments, if a MMF's weekly liquid assets fall below 30% of its total assets, the MMF's board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if a MMF's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the MMF's Board of Trustees determines that not doing so is in the best interests of the MMF.

The preliminary determinations and actions described above, and anticipated timing of those actions, remain subject to future change. Shareholders will be given notice of further developments, as appropriate.

Interest Rate Risk. The Fund's investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund's investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund's securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer's securities.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund's investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality's debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund's investments.

There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund's assets in obligations subject to federal income tax, or may hold any portion of the Fund's assets in cash.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund's performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Such securities also may lose value.

Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund's affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. The Fund will at times hold some of its assets in cash, which may hurt the Fund's performance. Cash positions may also subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Lose Money [Text]		rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]		rr_RiskMoneyMarketFund	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Reserve Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Reserve Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-766-7722
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Best Quarter	2Q and 3Q 2007	0.77%
Worst Quarter	3Q and 4Q 2009	0.00%
	1Q, 2Q and 3Q 2010
	1Q, 2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012
	1Q, 2Q, 3Q and 4Q 2013
	1Q, 2Q and 3Q 2014

The Fund’s year-to-date total return as of 3/31/15 was 0.00%.

Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
Reserve Shares | JPMorgan Municipal Money Market Fund | Reserve
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.08%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.30%
Remainder of Other Expenses		rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses		rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	0.73%
Fee Waivers and Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	rr_NetExpensesOverAssets	0.70%
1 Year		rr_ExpenseExampleYear01	$ 72
3 Years		rr_ExpenseExampleYear03	230
5 Years		rr_ExpenseExampleYear05	403
10 Years		rr_ExpenseExampleYear10	904
1 Year		rr_ExpenseExampleNoRedemptionYear01	72
3 Years		rr_ExpenseExampleNoRedemptionYear03	230
5 Years		rr_ExpenseExampleNoRedemptionYear05	403
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 904
2005		rr_AnnualReturn2005	1.79%
2006		rr_AnnualReturn2006	2.81%
2007		rr_AnnualReturn2007	3.03%
2008		rr_AnnualReturn2008	1.64%
2009		rr_AnnualReturn2009	0.09%
2010		rr_AnnualReturn2010	0.01%
2011		rr_AnnualReturn2011	none
2012		rr_AnnualReturn2012	none
2013		rr_AnnualReturn2013	none
2014		rr_AnnualReturn2014	0.01%
Year to Date Return, Label		rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	none
Past 1 Year		rr_AverageAnnualReturnYear01	0.01%
Past 5 Years		rr_AverageAnnualReturnYear05	0.01%
Past 10 Years		rr_AverageAnnualReturnYear10	0.93%
Q2 2007 | Reserve Shares | JPMorgan Municipal Money Market Fund | Reserve
Risk/Return:		rr_RiskReturnAbstract
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	0.77%
Q3 2007 | Reserve Shares | JPMorgan Municipal Money Market Fund | Reserve
Risk/Return:		rr_RiskReturnAbstract
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	0.77%
Q3 2009 | Reserve Shares | JPMorgan Municipal Money Market Fund | Reserve
Risk/Return:		rr_RiskReturnAbstract
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Q4 2009 | Reserve Shares | JPMorgan Municipal Money Market Fund | Reserve
Risk/Return:		rr_RiskReturnAbstract
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2009
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Q1 2010 | Reserve Shares | JPMorgan Municipal Money Market Fund | Reserve
Risk/Return:		rr_RiskReturnAbstract
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2010
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Q2 2010 | Reserve Shares | JPMorgan Municipal Money Market Fund | Reserve
Risk/Return:		rr_RiskReturnAbstract
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Q3 2010 | Reserve Shares | JPMorgan Municipal Money Market Fund | Reserve
Risk/Return:		rr_RiskReturnAbstract
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Q1 2011 | Reserve Shares | JPMorgan Municipal Money Market Fund | Reserve
Risk/Return:		rr_RiskReturnAbstract
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Q2 2011 | Reserve Shares | JPMorgan Municipal Money Market Fund | Reserve
Risk/Return:		rr_RiskReturnAbstract
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Q3 2011 | Reserve Shares | JPMorgan Municipal Money Market Fund | Reserve
Risk/Return:		rr_RiskReturnAbstract
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Q4 2011 | Reserve Shares | JPMorgan Municipal Money Market Fund | Reserve
Risk/Return:		rr_RiskReturnAbstract
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Q1 2012 | Reserve Shares | JPMorgan Municipal Money Market Fund | Reserve
Risk/Return:		rr_RiskReturnAbstract
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Q2 2012 | Reserve Shares | JPMorgan Municipal Money Market Fund | Reserve
Risk/Return:		rr_RiskReturnAbstract
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Q3 2012 | Reserve Shares | JPMorgan Municipal Money Market Fund | Reserve
Risk/Return:		rr_RiskReturnAbstract
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2012
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Q4 2012 | Reserve Shares | JPMorgan Municipal Money Market Fund | Reserve
Risk/Return:		rr_RiskReturnAbstract
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2012
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Q1 2013 | Reserve Shares | JPMorgan Municipal Money Market Fund | Reserve
Risk/Return:		rr_RiskReturnAbstract
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Q2 2013 | Reserve Shares | JPMorgan Municipal Money Market Fund | Reserve
Risk/Return:		rr_RiskReturnAbstract
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Q3 2013 | Reserve Shares | JPMorgan Municipal Money Market Fund | Reserve
Risk/Return:		rr_RiskReturnAbstract
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Q4 2013 | Reserve Shares | JPMorgan Municipal Money Market Fund | Reserve
Risk/Return:		rr_RiskReturnAbstract
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Q1 2014 | Reserve Shares | JPMorgan Municipal Money Market Fund | Reserve
Risk/Return:		rr_RiskReturnAbstract
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Q2 2014 | Reserve Shares | JPMorgan Municipal Money Market Fund | Reserve
Risk/Return:		rr_RiskReturnAbstract
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Q3 2014 | Reserve Shares | JPMorgan Municipal Money Market Fund | Reserve
Risk/Return:		rr_RiskReturnAbstract
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none

[1]	"Remainder of Other Expenses" have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
[2]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of the Reserve Shares (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation or potential litigation, and extraordinary expenses) exceed 0.70% of their average daily net assets. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it. In addition, the Fund's adviser and/or its affiliates may voluntarily waive certain of their fees and/or reimburse certain expenses, as they may determine, from time to time. The Fund's adviser and/or its affiliates may discontinue or modify any such voluntary actions at any time without notice.